13003624

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

NOV 05 2013

Washington, DC 20549

CERT NYS
File No. 001-36175

November 5, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, MIDCOAST ENERGY PARTNERS, L.P., Class A Common Units representing limited partner interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 4, 2013. Tentative listing date – November 7, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com